CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss	$ (14,018)	$ (12,032)
Adjustments to the profit or loss items:
Depreciation	672	916
Amortization of intangible assets	462	465
Share-based compensation	1,089	2,789
Pre-funded warrants issuance expenses	212	0
Net financing income	(7)	(66)
Taxes on income	11	7
Adjustments to the profit or loss items	2,439	4,111
Changes in asset and liability items:
Decrease in trade receivables	14	13
Decrease in other receivables and prepaid expenses	1,010	390
Increase in long-term deposits	(3)	0
Increase (decrease) in trade payables	355	(234)
Decrease in employees and payroll accruals	(318)	(483)
Decrease in other payables	(278)	(229)
Increase (decrease) in deferred revenues and other advances	(21)	172
Changes in asset and liability items	759	(371)
Cash received (paid) during the period for:
Interest received	145	166
Interest paid	(138)	(118)
Taxes paid	(11)	(7)
Net cash used in operating activities	(10,824)	(8,251)
Cash flows from investing activities:
Purchase of property, plant and equipment	(407)	(415)
Proceeds from sale of marketable securities	406	2,097
Purchase of marketable securities	(20,990)	0
Proceeds from bank deposits, net	0	3,000
Net cash provided by (used in) investing activities	(20,991)	4,682
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance expenses	27,922	0
Proceeds from exercise of options	460	0
Repayment of lease liability	(316)	(329)
Proceeds from government grants	380	175
Repayment of government grants	(20)	(11)
Net cash provided by (used in) financing activities	28,426	(165)
Exchange rate differences - cash and cash equivalent balances	(85)	60
Decrease in cash and cash equivalents	(3,474)	(3,674)
Cash and cash equivalents, at the beginning of the period	46,229	34,748
Cash and cash equivalents, at the end of the period	42,755	31,074
Significant non-cash activities
Acquisition of property, plant and equipment	42	117
Increase of right-of-use asset recognized with corresponding lease liability	$ 317	$ 0